Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
November 30, 2025
SHY-NPRT1-0126
1.9904451.103
Bank Loan Obligations - 6.2%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(d)	54,863	54,890
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(d)	7,681	7,633
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(d)	46,088	46,184

TOTAL FRANCE		53,817
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(d)	4,987	3,665
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(d)	169,258	80,398
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	69,848	55,704
UNITED STATES - 5.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(d)	10,786	7,049
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(d)	190,000	167,933
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (b)(c)(d)	9,949	9,883
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(d)	54,683	54,314
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(d)	105,000	104,410
		343,589
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(d)(e)	25,000	25,000
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(d)	427,077	347,641
Hotels, Restaurants & Leisure - 0.8%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(d)	124,789	119,173
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(d)	110,000	98,328
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(d)	41,828	39,754
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(d)(f)	3,172	3,015
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(d)	374,643	359,968
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(d)	9,896	9,549
		629,787
Household Durables - 0.5%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(d)	148,917	139,123
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(d)	220,000	219,633
		358,756
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(d)	64,648	60,823
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(d)	24,974	24,666
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(d)	99,048	92,826
		178,315
TOTAL CONSUMER DISCRETIONARY		1,539,499

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(d)	55,000	54,106
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(g)	1,490	684
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(g)	430	197
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(d)	3,686	3,511
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(d)(h)	4,850	3,929
		8,321
TOTAL CONSUMER STAPLES		62,427

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(d)	588,125	262,386
Financials - 0.2%
Insurance - 0.2%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(d)	120,000	114,676
Health Care - 0.9%
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(d)	45,000	44,761
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(d)(h)	6,487	5,059
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(d)	29,850	26,500
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(d)(h)	2,272	2,204
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(d)	20,281	8,315
		42,078
Pharmaceuticals - 0.8%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(d)	583,600	575,722
TOTAL HEALTH CARE		662,561

Industrials - 0.2%
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(d)	54,862	54,885
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(d)	10,972	8,723
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(d)	34,909	27,692
		36,415
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(d)	19,787	17,672
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(d)	5,000	4,872
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(d)	44,543	43,415
		65,959
TOTAL INDUSTRIALS		157,259

Information Technology - 1.1%
IT Services - 0.7%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(d)	11,000	9,705
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(d)	109,229	104,353
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	380,000	369,740
		483,798
Software - 0.4%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(d)(e)	55,000	54,831
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(d)	49,612	46,686
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(d)	50,000	47,000
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(d)	175,000	168,970
		317,487
TOTAL INFORMATION TECHNOLOGY		801,285

Materials - 0.6%
Chemicals - 0.6%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(c)(f)	622	615
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(d)	4,910	3,729
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(d)	2,371	2,346
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(d)	258,827	229,759
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(d)	105,000	102,068
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(d)	8,529	8,311
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(d)	144,785	110,543
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(d)	20,000	14,895
		472,266
TOTAL UNITED STATES		4,415,948
TOTAL BANK LOAN OBLIGATIONS (Cost $4,893,055)		4,664,422

Common Stocks - 0.7%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (h)	3,726	56,422
Altice France Holding SA rights (h)(i)(j)	106	1,221

TOTAL FRANCE		57,643
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (j)	52,470	110,849
UNITED STATES - 0.5%
Communication Services - 0.2%
Entertainment - 0.2%
Warner Bros Discovery Inc (j)	4,800	115,200
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
White Iris LLC (h)	153	3,775
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hess Midstream LP Class A	3,100	104,408
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (h)(j)	981	11,654
Cano Health LLC warrants (h)(j)	107	331
Surgery Partners Inc (j)	4,525	77,242
		89,227
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (j)	940	47,226
TOTAL UNITED STATES		359,836
TOTAL COMMON STOCKS (Cost $516,067)		528,328

Convertible Corporate Bonds - 1.8%
	Principal Amount (a)	Value ($)
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 2.75% 12/15/2030 (i)	76,000	73,106
UNITED STATES - 1.7%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	271,839	641,289
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	156,000	145,548
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	61,000	76,781
ON Semiconductor Corp 0% 5/1/2027 (k)	57,000	65,540
Wolfspeed Inc 2.5% 6/15/2031	19,000	32,193
Wolfspeed Inc 2.5% 6/15/2031 (i)	14,000	23,721
		198,235
Software - 0.3%
Riot Platforms Inc 0.75% 1/15/2030 (i)	107,000	142,043
Terawulf Inc 0% 5/1/2032 (i)(k)	60,000	60,950
		202,993
TOTAL INFORMATION TECHNOLOGY		401,228

Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp 4.25% 12/1/2027	114,000	116,907
TOTAL UNITED STATES		1,304,972
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,051,685)		1,378,078

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (h) (Cost $74,287)	3,085	82,555

Non-Convertible Corporate Bonds - 88.5%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (i)		120,000	106,129
BRAZIL - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (g)(i)		266,000	59,533
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.5% 10/2/2030 (i)		115,000	111,802
CANADA - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (c)		71,000	72,764
TELUS Corp 7% 10/15/2055 (c)		36,000	37,579
			110,343
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (i)		222,000	211,541
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (i)		162,000	165,081
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (i)		76,000	78,356
			454,978
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (i)		24,000	25,704
Information Technology - 1.0%
Software - 1.0%
Open Text Corp 3.875% 12/1/2029 (i)		379,000	359,417
Open Text Corp 3.875% 2/15/2028 (i)		100,000	97,528
Open Text Holdings Inc 4.125% 12/1/2031 (i)		190,000	176,622
Open Text Holdings Inc 4.125% 2/15/2030 (i)		65,000	61,969
			695,536
Materials - 0.8%
Metals & Mining - 0.8%
Hudbay Minerals Inc 6.125% 4/1/2029 (i)		576,000	583,481
Utilities - 0.4%
Gas Utilities - 0.4%
AltaGas Ltd 7.2% 10/15/2054 (c)(i)		265,000	274,169
TOTAL CANADA			2,144,211
CHILE - 0.2%
Communication Services - 0.2%
Media - 0.2%
VTR Finance NV 6.375% 7/15/2028 (i)		185,000	181,648
COLOMBIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (i)		376,000	68,620
Gran Tierra Energy Inc 9.5% 10/15/2029 (i)		123,000	90,866

TOTAL COLOMBIA			159,486
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (i)(l)(m)		75,000	77,117
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (i)(l)(m)		75,000	78,547

TOTAL DENMARK			155,664
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Amer Sports Co 6.75% 2/16/2031 (i)		296,000	308,581
FRANCE - 1.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 6.5% 4/15/2032 (i)		406,443	395,441
Altice France SA 6.875% 10/15/2030 (i)		84,711	83,469
Altice France SA 6.875% 7/15/2032 (i)		50,056	48,790
			527,700
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Forvia SE 6.75% 9/15/2033 (i)		284,000	289,118
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA 7.5% 4/15/2032 (i)		295,000	314,076
Viridien 10% 10/15/2030 (i)		170,000	179,210
			493,286
TOTAL FRANCE			1,310,104
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.125% 4/4/2026 (i)		76,000	74,860
Kosmos Energy Ltd 7.5% 3/1/2028 (i)		8,000	5,520
Kosmos Energy Ltd 7.75% 5/1/2027 (i)		46,000	40,250
Tullow Oil PLC 10.25% 5/15/2026 (i)		165,000	119,160

TOTAL GHANA			239,790
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		30,000	31,133
LUXEMBOURG - 0.5%
Communication Services - 0.3%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (i)		195,000	130,163
Altice Financing SA 9.625% 7/15/2027 (i)		40,000	31,927
			162,090
Wireless Telecommunication Services - 0.1%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (i)		40,400	38,485
TOTAL COMMUNICATION SERVICES			200,575

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (i)		100,000	103,575
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (i)		125,000	108,748
TOTAL LUXEMBOURG			412,898
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (i)		60,000	60,619
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (i)		68,000	67,504
IHS Holding Ltd 6.25% 11/29/2028 (i)		26,000	25,838
IHS Holding Ltd 7.875% 5/29/2030 (i)		110,000	111,925
IHS Holding Ltd 8.25% 11/29/2031 (i)		20,000	20,739

TOTAL NIGERIA			226,006
SOUTH AFRICA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (i)		227,000	207,589
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 12% 2/15/2031 (i)		135,000	91,800
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)		30,000	20,820
Consolidated Energy Finance SA 6.5% 5/15/2026 (i)		195,000	184,929

TOTAL SWITZERLAND			297,549
UNITED STATES - 80.7%
Communication Services - 7.4%
Diversified Telecommunication Services - 2.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (i)		275,000	265,031
Cablevision Lightpath LLC 3.875% 9/15/2027 (i)		25,000	24,616
Cipher Compute LLC 7.125% 11/15/2030 (i)		90,000	91,435
Connect Holdings LLC 10.5% 4/3/2031 (i)		45,000	42,655
Level 3 Financing Inc 3.625% 1/15/2029 (i)		20,000	18,007
Level 3 Financing Inc 3.75% 7/15/2029 (i)		147,000	129,878
Level 3 Financing Inc 3.875% 10/15/2030 (i)		82,000	73,371
Level 3 Financing Inc 4% 4/15/2031 (i)		116,000	102,080
Level 3 Financing Inc 4.25% 7/1/2028 (i)		10,000	9,449
Level 3 Financing Inc 4.5% 4/1/2030 (i)		102,000	93,968
Level 3 Financing Inc 4.875% 6/15/2029 (i)		55,000	52,388
Level 3 Financing Inc 6.875% 6/30/2033 (i)		781,500	795,869
Level 3 Financing Inc 7% 3/31/2034 (i)		145,000	148,515
Lumen Technologies Inc 4.125% 4/15/2030 (i)		15,000	14,872
Lumen Technologies Inc 4.5% 1/15/2029 (i)		7,000	6,487
Windstream Services LLC 7.5% 10/15/2033 (i)		110,000	111,945
WULF Compute LLC 7.75% 10/15/2030 (i)		170,000	175,766
			2,156,332
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (i)		28,000	28,844
Snap Inc 6.875% 3/15/2034 (i)		55,000	56,221
			85,065
Media - 4.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (i)		878,000	743,954
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (i)		67,000	61,562
CMG Media Corp 8.875% 6/18/2029 (i)		14,000	11,479
CSC Holdings LLC 3.375% 2/15/2031 (i)		291,000	161,603
CSC Holdings LLC 4.125% 12/1/2030 (i)		145,000	82,702
CSC Holdings LLC 4.5% 11/15/2031 (i)		210,000	118,731
CSC Holdings LLC 4.625% 12/1/2030 (i)		108,000	38,571
Discovery Communications LLC 5% 9/20/2037		33,000	28,069
Discovery Communications LLC 6.35% 6/1/2040		83,000	74,829
DISH DBS Corp 5.125% 6/1/2029		136,000	115,106
DISH DBS Corp 5.25% 12/1/2026 (i)		10,000	9,769
DISH DBS Corp 7.375% 7/1/2028		25,000	23,305
DISH DBS Corp 7.75% 7/1/2026		150,000	146,852
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		174,559	181,287
EW Scripps Co/The 9.875% 8/15/2030 (i)		75,000	75,582
Univision Communications Inc 7.375% 6/30/2030 (i)		350,000	355,052
Univision Communications Inc 8.5% 7/31/2031 (i)		1,005,000	1,039,668
Warnermedia Holdings Inc 4.279% 3/15/2032		27,000	24,671
Warnermedia Holdings Inc 5.05% 3/15/2042		110,000	87,986
Warnermedia Holdings Inc 5.141% 3/15/2052		25,000	18,700
			3,399,478
TOTAL COMMUNICATION SERVICES			5,640,875

Consumer Discretionary - 11.9%
Automobile Components - 0.8%
Adient Global Holdings Ltd 7.5% 2/15/2033 (i)		206,000	213,268
American Axle & Manufacturing Inc 6.375% 10/15/2032 (i)		73,000	73,448
American Axle & Manufacturing Inc 7.75% 10/15/2033 (i)		152,000	153,511
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (i)		134,000	137,829
			578,056
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (i)		45,000	43,116
Broadline Retail - 1.5%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (i)		28,245	23,960
Saks Global Enterprises LLC 11% 12/15/2029 (i)		155,096	53,741
Wayfair LLC 6.75% 11/15/2032 (i)		75,000	76,526
Wayfair LLC 7.25% 10/31/2029 (i)		649,000	675,121
Wayfair LLC 7.75% 9/15/2030 (i)		283,000	301,615
			1,130,963
Diversified Consumer Services - 0.6%
Sotheby's 7.375% 10/15/2027 (i)		243,000	241,928
StoneMor Inc 8.5% 5/15/2029 (i)		186,000	181,626
			423,554
Hotels, Restaurants & Leisure - 5.2%
Acushnet Co 5.625% 12/1/2033 (i)		35,000	35,272
Carnival Corp 5.125% 5/1/2029 (i)		65,000	65,544
Carnival Corp 5.75% 3/15/2030 (i)		120,000	123,332
Carnival Corp 5.75% 8/1/2032 (i)		100,000	102,511
Carnival Corp 5.875% 6/15/2031 (i)		125,000	128,706
Carnival Corp 6.125% 2/15/2033 (i)		423,000	435,728
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (i)		1,390,000	1,291,704
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (i)		116,000	119,613
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (i)		246,000	251,944
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (i)		60,000	62,222
Light & Wonder International Inc 6.25% 10/1/2033 (i)		90,000	90,553
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (i)		110,000	74,800
NCL Corp Ltd 5.875% 1/15/2031 (i)		115,000	113,488
NCL Corp Ltd 6.25% 9/15/2033 (i)		115,000	113,623
Yum! Brands Inc 4.625% 1/31/2032		957,000	942,301
			3,951,341
Household Durables - 2.6%
Beazer Homes USA Inc 7.5% 3/15/2031 (i)		227,000	230,423
LGI Homes Inc 7% 11/15/2032 (i)		220,000	215,528
TopBuild Corp 5.625% 1/31/2034 (i)		413,000	418,638
Whirlpool Corp 5.75% 3/1/2034		143,000	137,465
Whirlpool Corp 6.125% 6/15/2030		241,000	243,423
Whirlpool Corp 6.5% 6/15/2033		756,000	751,266
			1,996,743
Specialty Retail - 1.2%
Carvana Co 4.875% 9/1/2029 (i)		25,000	23,187
Carvana Co 9% 6/1/2030 pay-in-kind (c)(i)		195,847	205,358
Champions Financing Inc 8.75% 2/15/2029 (i)		89,000	88,716
LBM Acquisition LLC 6.25% 1/15/2029 (i)		50,000	44,726
LBM Acquisition LLC 9.5% 6/15/2031 (i)		95,000	97,918
SGUS LLC 11% 12/15/2029 (i)		83,813	67,918
Staples Inc 10.75% 9/1/2029 (i)		163,000	160,204
Staples Inc 12.75% 1/15/2030 (i)		195,538	154,122
White Cap Supply Holdings LLC 7.375% 11/15/2030 (i)		35,000	35,697
			877,846
TOTAL CONSUMER DISCRETIONARY			9,001,619

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (i)		237,000	235,215
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (i)		60,000	60,820
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (i)		70,000	70,564
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (i)		66,000	68,344
C&S Group Enterprises LLC 5% 12/15/2028 (i)		76,000	70,591
Performance Food Group Inc 4.25% 8/1/2029 (i)		45,000	44,183
Performance Food Group Inc 6.125% 9/15/2032 (i)		65,000	66,871
US Foods Inc 5.75% 4/15/2033 (i)		30,000	30,540
			647,128
Food Products - 1.4%
Post Holdings Inc 4.5% 9/15/2031 (i)		606,000	571,436
Post Holdings Inc 4.625% 4/15/2030 (i)		234,000	227,919
Post Holdings Inc 6.25% 10/15/2034 (i)		65,000	66,017
Post Holdings Inc 6.25% 2/15/2032 (i)		62,000	64,019
Post Holdings Inc 6.375% 3/1/2033 (i)		125,000	126,521
			1,055,912
Household Products - 0.2%
Resideo Funding Inc 6.5% 7/15/2032 (i)		194,000	198,609
TOTAL CONSUMER STAPLES			1,901,649

Energy - 8.6%
Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (i)		231,000	232,418
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (i)		88,000	90,616
Kodiak Gas Services LLC 6.5% 10/1/2033 (i)		95,000	96,905
Kodiak Gas Services LLC 6.75% 10/1/2035 (i)		69,000	70,897
Nabors Industries Ltd 7.5% 1/15/2028 (i)		69,000	69,089
Oceaneering International Inc 6% 2/1/2028		103,000	104,579
			664,504
Oil, Gas & Consumable Fuels - 7.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (i)		78,000	78,386
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (i)		36,000	35,889
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (i)		207,000	206,789
CNX Midstream Partners LP 4.75% 4/15/2030 (i)		563,000	539,991
CNX Resources Corp 6% 1/15/2029 (i)		190,000	190,713
CNX Resources Corp 7.25% 3/1/2032 (i)		152,000	158,513
CNX Resources Corp 7.375% 1/15/2031 (i)		114,000	118,343
CVR Energy Inc 8.5% 1/15/2029 (i)		280,000	287,972
DBR Land Holdings LLC 6.25% 12/1/2030 (i)		85,000	86,089
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		491,000	496,942
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (i)		232,000	235,632
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (i)		105,000	100,702
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		666,000	652,736
Sunoco LP 5.625% 3/15/2031 (i)		73,000	73,415
Sunoco LP 5.875% 3/15/2034 (i)		73,000	73,470
Sunoco LP 6.25% 7/1/2033 (i)		545,000	559,782
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (i)		1,039,000	1,035,537
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (i)		772,000	763,003
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (i)		188,000	188,222
			5,882,126
TOTAL ENERGY			6,546,630

Financials - 7.0%
Capital Markets - 0.3%
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (i)		95,000	90,236
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (i)		176,000	171,768
			262,004
Consumer Finance - 2.2%
Ally Financial Inc 6.646% 1/17/2040 (c)		621,000	623,930
Ford Motor Credit Co LLC 5.73% 9/5/2030		55,000	55,974
LFS Topco LLC 8.75% 7/15/2030 (i)		140,000	136,883
OneMain Finance Corp 3.5% 1/15/2027		25,000	24,674
OneMain Finance Corp 3.875% 9/15/2028		316,000	306,669
OneMain Finance Corp 6.125% 5/15/2030		177,000	179,846
OneMain Finance Corp 6.5% 3/15/2033		55,000	55,266
OneMain Finance Corp 6.625% 5/15/2029		113,000	116,929
OneMain Finance Corp 7.125% 11/15/2031		68,000	70,849
OneMain Finance Corp 7.125% 9/15/2032		45,000	46,605
SLM Corp 6.5% 1/31/2030		71,000	74,006
			1,691,631
Financial Services - 3.1%
Block Inc 3.5% 6/1/2031		720,000	675,403
Block Inc 5.625% 8/15/2030 (i)		79,000	80,496
Block Inc 6% 8/15/2033 (i)		59,000	60,638
Block Inc 6.5% 5/15/2032		701,000	732,596
Burford Capital Global Finance LLC 7.5% 7/15/2033 (i)		102,000	99,719
Clue Opco LLC 9.5% 10/15/2031 (i)		27,000	27,956
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (i)		35,000	35,390
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		108,000	110,044
ION Platform Finance US Inc 7.875% 9/30/2032 (i)		75,000	71,461
NFE Financing LLC 12% 11/15/2029 (g)(i)		136,216	34,517
PennyMac Financial Services Inc 6.75% 2/15/2034 (i)		105,000	108,195
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (i)		181,000	159,825
Walker & Dunlop Inc 6.625% 4/1/2033 (i)		35,000	35,974
WEX Inc 6.5% 3/15/2033 (i)		61,000	62,215
			2,294,429
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (i)		65,000	65,665
Starwood Property Trust Inc 3.625% 7/15/2026 (i)		144,000	142,892
Starwood Property Trust Inc 5.25% 10/15/2028 (i)		150,000	151,025
Starwood Property Trust Inc 5.75% 1/15/2031 (i)		60,000	60,980
Starwood Property Trust Inc 6% 4/15/2030 (i)		104,000	107,057
Starwood Property Trust Inc 6.5% 10/15/2030 (i)		260,000	271,028
Starwood Property Trust Inc 6.5% 7/1/2030 (i)		162,000	169,117
Starwood Property Trust Inc 7.25% 4/1/2029 (i)		63,000	66,767
			1,034,531
TOTAL FINANCIALS			5,282,595

Health Care - 12.2%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (i)		126,000	112,449
Health Care Providers & Services - 9.1%
AMN Healthcare Inc 4% 4/15/2029 (i)		216,000	205,755
CHS/Community Health Systems Inc 4.75% 2/15/2031 (i)		745,000	666,507
CHS/Community Health Systems Inc 5.25% 5/15/2030 (i)		242,000	228,616
CHS/Community Health Systems Inc 6.125% 4/1/2030 (i)		133,000	110,512
CHS/Community Health Systems Inc 9.75% 1/15/2034 (i)		55,000	58,491
CVS Health Corp 6.75% 12/10/2054 (c)		1,145,000	1,186,606
CVS Health Corp 7% 3/10/2055 (c)		326,000	342,745
DaVita Inc 3.75% 2/15/2031 (i)		517,000	479,418
DaVita Inc 6.875% 9/1/2032 (i)		269,000	279,902
Encompass Health Corp 4.625% 4/1/2031		262,000	258,362
HAH Group Holding Co LLC 9.75% 10/1/2031 (i)		38,000	35,843
ModivCare Inc 5% 10/1/2029 (g)(i)		26,000	3
Molina Healthcare Inc 3.875% 11/15/2030 (i)		332,000	306,717
Molina Healthcare Inc 6.25% 1/15/2033 (i)		170,000	170,385
Molina Healthcare Inc 6.5% 2/15/2031 (i)		75,000	76,614
Owens & Minor Inc 4.5% 3/31/2029 (i)		64,000	45,261
Owens & Minor Inc 6.625% 4/1/2030 (i)		328,000	210,348
Pediatrix Medical Group Inc 5.375% 2/15/2030 (i)		415,000	416,177
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(i)		5,500	5,321
Tenet Healthcare Corp 5.5% 11/15/2032 (i)		535,000	543,478
Tenet Healthcare Corp 6% 11/15/2033 (i)		60,000	61,952
Tenet Healthcare Corp 6.125% 10/1/2028		892,000	895,863
Tenet Healthcare Corp 6.125% 6/15/2030		80,000	81,771
US Acute Care Solutions LLC 9.75% 5/15/2029 (i)		179,000	181,842
			6,848,489
Health Care Technology - 0.6%
IQVIA Inc 5% 10/15/2026 (i)		57,000	56,962
IQVIA Inc 5% 5/15/2027 (i)		113,000	112,872
IQVIA Inc 6.25% 6/1/2032 (i)		256,000	267,767
			437,601
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International Inc 4.25% 5/1/2028 (i)		855,000	846,124
Fortrea Holdings Inc 7.5% 7/1/2030 (i)		49,000	49,186
			895,310
Pharmaceuticals - 1.2%
Bausch Health Americas Inc 8.5% 1/31/2027 (i)		55,000	54,766
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (i)		669,000	560,257
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (i)		190,000	170,980
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (i)		109,000	91,662
			877,665
TOTAL HEALTH CARE			9,171,514

Industrials - 8.8%
Aerospace & Defense - 1.2%
ATI Inc 4.875% 10/1/2029		328,000	327,307
ATI Inc 7.25% 8/15/2030		83,000	87,631
Carpenter Technology Corp 5.625% 3/1/2034 (i)		95,000	96,553
TransDigm Inc 4.875% 5/1/2029		97,000	96,393
TransDigm Inc 6% 1/15/2033 (i)		103,000	105,318
TransDigm Inc 6.25% 1/31/2034 (i)		20,000	20,736
TransDigm Inc 6.375% 3/1/2029 (i)		28,000	28,840
TransDigm Inc 6.375% 5/31/2033 (i)		45,000	46,125
TransDigm Inc 6.625% 3/1/2032 (i)		32,000	33,260
TransDigm Inc 6.75% 1/31/2034 (i)		90,000	94,036
			936,199
Air Freight & Logistics - 0.4%
Rand Parent LLC 8.5% 2/15/2030 (i)		285,000	294,090
Building Products - 0.9%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (i)		95,000	96,854
Builders FirstSource Inc 6.375% 3/1/2034 (i)		26,000	27,043
Builders FirstSource Inc 6.75% 5/15/2035 (i)		124,000	130,782
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (i)		285,000	238,331
Cornerstone Building Brands Inc 6.125% 1/15/2029 (i)		337,000	168,605
			661,615
Commercial Services & Supplies - 4.5%
ADT Security Corp/The 5.875% 10/15/2033 (i)		125,000	126,869
Artera Services LLC 8.5% 2/15/2031 (i)		695,000	600,790
Brand Industrial Services Inc 10.375% 8/1/2030 (i)		1,086,000	1,064,994
Neptune Bidco US Inc 10.375% 5/15/2031 (i)		170,000	171,876
Neptune Bidco US Inc 9.29% 4/15/2029 (i)		321,000	318,593
OT Midco Inc 10% 2/15/2030 (i)		110,000	43,593
Reworld Holding Corp 4.875% 12/1/2029 (i)		1,118,000	1,059,424
			3,386,139
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (i)		117,000	120,269
Electrical Equipment - 0.3%
Atkore Inc 4.25% 6/1/2031 (i)		185,000	178,249
Sensata Technologies BV 4% 4/15/2029 (i)		38,000	37,103
			215,352
Machinery - 0.6%
Allison Transmission Inc 5.875% 12/1/2033 (i)		80,000	80,729
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(i)		120,000	129,858
Enpro Inc 6.125% 6/1/2033 (i)		55,000	56,814
Terex Corp 6.25% 10/15/2032 (i)		175,000	178,669
			446,070
Professional Services - 0.2%
Science Applications International Corp 5.875% 11/1/2033 (i)		188,000	187,273
Trading Companies & Distributors - 0.5%
Herc Holdings Inc 7% 6/15/2030 (i)		94,000	98,675
Herc Holdings Inc 7.25% 6/15/2033 (i)		79,000	83,633
United Rentals North America Inc 5.375% 11/15/2033 (i)		145,000	145,333
United Rentals North America Inc 6.125% 3/15/2034 (i)		67,000	69,975
			397,616
TOTAL INDUSTRIALS			6,644,623

Information Technology - 4.9%
Electronic Equipment, Instruments & Components - 0.1%
Insight Enterprises Inc 6.625% 5/15/2032 (i)		44,000	45,044
TTM Technologies Inc 4% 3/1/2029 (i)		64,000	61,988
			107,032
IT Services - 1.8%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (i)		157,000	155,499
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (i)		121,000	119,834
CoreWeave Inc 9% 2/1/2031 (i)		245,000	221,699
CoreWeave Inc 9.25% 6/1/2030 (i)		91,000	83,957
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (i)		790,000	756,035
			1,337,024
Semiconductors & Semiconductor Equipment - 1.6%
Entegris Inc 5.95% 6/15/2030 (i)		802,000	821,020
ON Semiconductor Corp 3.875% 9/1/2028 (i)		359,000	349,965
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)		24,675	19,987
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(i)		15,380	16,841
			1,207,813
Software - 1.1%
Elastic NV 4.125% 7/15/2029 (i)		112,000	108,014
Fair Isaac Corp 6% 5/15/2033 (i)		115,000	118,203
Gen Digital Inc 7.125% 9/30/2030 (i)		586,000	606,019
Rackspace Finance LLC 3.5% 5/15/2028 (i)		12,525	5,064
			837,300
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (i)		40,000	37,954
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (i)		96,000	98,687
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (i)		64,000	65,900
			202,541
TOTAL INFORMATION TECHNOLOGY			3,691,710

Materials - 7.3%
Chemicals - 5.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(i)		121,992	106,438
Celanese US Holdings LLC 6.5% 4/15/2030		89,000	88,859
Celanese US Holdings LLC 6.75% 4/15/2033		202,000	201,028
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		91,000	92,839
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		70,000	72,561
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		50,000	52,218
Chemours Co/The 4.625% 11/15/2029 (i)		1,163,000	1,038,903
Chemours Co/The 5.75% 11/15/2028 (i)		417,000	404,719
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (i)		48,468	26,330
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (i)		647,000	632,001
Mativ Holdings Inc 8% 10/1/2029 (i)		55,000	55,098
Olin Corp 5% 2/1/2030		439,000	431,444
Olin Corp 6.625% 4/1/2033 (i)		355,000	352,629
Olympus Water US Holding Corp 7.25% 2/15/2033 (i)		233,000	231,289
Tronox Inc 4.625% 3/15/2029 (i)		201,000	129,836
			3,916,192
Construction Materials - 0.9%
Quikrete Holdings Inc 6.375% 3/1/2032 (i)		536,000	556,580
Quikrete Holdings Inc 6.75% 3/1/2033 (i)		107,000	111,412
			667,992
Containers & Packaging - 1.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (i)		245,000	228,031
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (i)(l)(m)		190,000	193,302
Ball Corp 5.5% 9/15/2033		27,000	27,508
Crown Americas LLC 5.875% 6/1/2033 (i)		264,000	270,268
Graphic Packaging International LLC 4.75% 7/15/2027 (i)		80,000	79,816
Graphic Packaging International LLC 6.375% 7/15/2032 (i)		40,000	40,676
			839,601
Metals & Mining - 0.1%
Commercial Metals Co 5.75% 11/15/2033 (i)		68,000	69,539
Commercial Metals Co 6% 12/15/2035 (i)		69,000	70,288
			139,827
TOTAL MATERIALS			5,563,612

Real Estate - 2.8%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (i)		80,000	73,780
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (i)		260,000	249,308
			323,088
Health Care REITs - 0.7%
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	100,000	110,698
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		168,000	141,483
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		317,000	306,364
			558,545
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (i)		60,000	62,350
Real Estate Management & Development - 1.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (i)		122,000	122,516
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (i)		120,000	115,407
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (i)		87,000	94,513
Taylor Morrison Communities Inc 5.125% 8/1/2030 (i)		775,000	778,517
Taylor Morrison Communities Inc 5.75% 11/15/2032 (i)		55,000	56,690
			1,167,643
TOTAL REAL ESTATE			2,111,626

Utilities - 7.3%
Electric Utilities - 6.0%
DPL LLC/Ohio 4.35% 4/15/2029		758,000	744,015
Edison International 7.875% 6/15/2054 (c)		271,000	281,857
Edison International 8.125% 6/15/2053 (c)		154,000	159,025
NRG Energy Inc 5.75% 1/15/2034 (i)		212,000	213,700
NRG Energy Inc 5.75% 7/15/2029 (i)		62,000	62,309
NRG Energy Inc 6% 1/15/2036 (i)		90,000	91,403
NRG Energy Inc 6% 2/1/2033 (i)		141,000	143,989
NRG Energy Inc 6.25% 11/1/2034 (i)		233,000	240,113
PG&E Corp 5.25% 7/1/2030		1,315,000	1,302,488
PG&E Corp 7.375% 3/15/2055 (c)		180,000	186,093
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (i)		556,000	546,260
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (i)		91,000	93,260
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (i)		90,000	91,504
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (i)		250,000	261,978
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (i)		135,000	141,153
			4,559,147
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The 6.95% 7/15/2055 (c)		56,000	54,629
Sunnova Energy Corp 5.875% (g)(h)(i)		179,000	448
TerraForm Power Operating LLC 4.75% 1/15/2030 (i)		993,000	954,623
			1,009,700
TOTAL UTILITIES			5,568,847

TOTAL UNITED STATES			61,125,300
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $66,917,179)			67,138,042

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10.75% (n) (Cost $68,184)	725	70,158

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Financials - 0.3%
Banks - 0.2%
BW Real Estate Inc 9.5% (c)(i)(o)	100,000	103,594
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(o)	70,000	68,680
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(h)(o)	16,452	16,741
TOTAL FINANCIALS		189,015

Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Air Lease Corp 4.125% (c)(o)	190,000	185,631
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(o)	75,000	75,339
TOTAL UNITED STATES		449,985
TOTAL PREFERRED SECURITIES (Cost $443,654)		449,985

U.S. Treasury Obligations - 0.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.61	36,000	36,245
US Treasury Notes 4% 2/15/2034	3.92 to 3.96	72,000	72,568
TOTAL U.S. TREASURY OBLIGATIONS (Cost $108,513)			108,813

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $1,570,436)	4.02	1,570,122	1,570,436

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $75,643,060)	75,990,817
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(156,273)
NET ASSETS - 100.0%	75,834,544

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,794 and $3,630, respectively.

(g)	Non-income producing - Security is in default.
(h)	Level 3 security.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,749,119 or 69.6% of net assets.

(j)	Non-income producing.
(k)	Zero coupon bond which is issued at a discount.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	A portion of the security sold on a delayed delivery basis.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	338,417	6,574,679	5,342,688	10,433	28	-	1,570,436	1,570,122	0.0%
Total	338,417	6,574,679	5,342,688	10,433	28	-	1,570,436

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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